Share capital (Schedule of detailed information about shares activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning Balance	$ 2,178,856	$ 2,112,345
Warrants exercised	0	11
Ending Balance	$ 1,848,123	$ 2,178,856
Share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid, beginning balance	261,271,188	261,271,188
Beginning Balance	$ 1,777,340	$ 1,777,409
Share issue costs, net of tax (in shares)	0	0
Share issue costs, net of tax	$ 0	$ (80)
Warrants exercised (in shares)	0	963
Warrants exercised	$ 0	$ 11
Number of shares issued and fully paid, ending balance	261,272,151	261,271,188
Ending Balance	$ 1,777,340	$ 1,777,340